UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

             CERTIFIED SHAREHOLDER REPORT ON REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                    INVESTMENT COMPANY ACT FILE NUMBER 811-09177

                            THE CATHOLIC FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

                       DANIEL STEININGER, ESQ., PRESIDENT
                            THE CATHOLIC FUNDS, INC.
                             1100 WEST WELLS STREET
                           MILWAUKEE, WISCONSIN 53233
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                WITH A COPY TO:

                            FREDRICK G. LAUTZ, ESQ.
                              QUARLES & BRADY LLP
                           411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

      REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:  (414) 278-6500

                  DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2006

                 DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2006

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS

                          (THE CATHOLIC FUNDS(R) LOGO)
                       GIVING VOICE TO CATHOLIC VALUESSM

                            THE CATHOLIC EQUITY FUND

                                 ANNUAL REPORT
                               SEPTEMBER 30, 2006

                    The Catholic Funds

                                   1-877-222-2402

                      THANK YOU FOR CALLING THE CATHOLIC FUNDS.
                   PLEASE SELECT FROM THE FOLLOWING SEVEN CHOICES:

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       AND WATCHLIST INFORMATION --------------------------------      PRESS 4

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      2     Letter to Shareholders

      3     The Catholic Equity Fund

      7     Allocation of Portfolio Assets

      8     Schedule of Investments

      12    Schedule of Futures Contracts

      13    Statement of Assets & Liabilities

      14    Statement of Operations

      15    Statements of Changes in Net Assets

      16    Financial Highlights

      19    Notes to Financial Statements

      26    Report of Independent Registered Public Accounting Firm

      27    Directors and Officers

Letter to Shareholders

Dear Shareholders:

The past twelve months has been very exciting for The Catholic Funds, Inc. We've extended the depth of our Advisory Committee, changed our sub-adviser and achieved performance that follows our philosophy.

The first and most gratifying change is that we now have The Most Reverend Timothy M. Dolan, Archbishop of Milwaukee on our Advocacy Advisory Board. His presence brings reassurances that our investment policies are in fact following the United States Conference of Catholic Bishops investment guidelines!

On February 1, 2006, we replaced our sub-advisor with Ziegler Capital Management. The strategy that Ziegler has been spearheading is intended to increase assets and attract more investors. We will continue to exclude companies that aid in the practice of abortion and then try to obtain a total return over time from dividends and capital gains that exceeds, before deducting operating expenses, the total return of the S&P 500 Index.

Below are details on how your investment has put your Catholic values into action.

DIALOGUE AND RESOLUTIONS

In the 2005-06 advocacy year, we addressed three main issues; Human Rights, Treatment of Workers and Excessive CEO Compensation. In collaboration with other faith-based institutions, we attempted dialogue with all companies to discuss issues pertaining to Catholic values prior to filing resolutions.

First of all, we would like to thank management at Caterpillar for committing to give us the opportunity to participate in the writing of the company's sustainability report. Because of this commitment, we withdrew from filing a resolution.

HUMAN RIGHTS - Chevron has been linked to human rights abuse accusations including: Pollution Resulting In Health Problems, History of Violence Against Non-Violent Opposition and Execution, Torture, Rape and Forced Labor. After two years of dialog with Chevron, The Catholic Equity Fund co-filed with advocacy partners on a resolution asking that Chevron adopt a comprehensive, transparent, verifiable human rights policy and report to shareholders on the plan for implementation by October 2006.

Halliburton's Code of Business Conduct does not address major human rights areas such as freedom of association, forced labor, and equal pay for equal work. After dialog with Halliburton stalled, The Catholic Equity Fund co-filed with advocacy partners on a resolution asking that Halliburton review its policies related to human rights, assess where additional policies should be adopted, and report its finding by December 2006.

TREATMENT OF WORKERS - After dialogue failed, we co-filed resolutions for the following companies, Apple Computer, Dell Computer, Hewlett-Packard, Motorola and Wal-Mart.

EXCESSIVE CEO COMPENSATION - After dialogue failed, we filed resolutions with the following companies, Cendant, Exxon Mobil, Honeywell, Merrill Lynch, AT&T and Wells Fargo.

As always, you can find more information about Proxy Voting and Resolutions on our website - www.CatholicFunds.com.

/s/Daniel J. Steininger

Daniel J. Steininger
Chairman and President, The Catholic Funds

The Catholic Church has not sponsored or endorsed The Catholic Equity fund nor approved or disapproved of the Fund as an investment.

The Catholic Equity Fund is distributed through Catholic Financial Services Corporation, 1100 W. Wells St., Milwaukee, WI 53233, (414) 278-6550. Member NASD and SIPC.

"S&P 500(R)" is a trademark of The McGraw-Hill Companies, Inc., and has been licensed for use by The Catholic Equity Fund. The Catholic Equity Fund is not sponsored, endorsed, sold or promoted by Standard and Poor's and Standard and Poor's makes no representation regarding the advisability of investing in the Fund. An investment cannot be made directly in the index.

The Catholic Equity Fund

MANAGEMENT:

The Fund is managed by a team of professionals employed by its subadviser, Ziegler Capital Management, LLC. Those professionals include, among others, Brian K. Andrew, Donald J. Nesbitt, and Mikhail I. Alkhazov.

Mr. Brian K. Andrew joined Ziegler in 1994 after spending seven years working as an analyst and portfolio manager for bank trust and investment advisory firms. He was also a managing director and partner in a private investment advisory firm. Mr. Andrew is currently the president of Ziegler Capital Management and serves on Ziegler's management committee, as well as Ziegler Wealth Management's equity and fixed income committees.

Prior to joining Ziegler, he created an investment program to manage indentured funds, managed municipal funds and monies for organizations in the health care and senior living industry. He has experience crafting investment policies and educating organizational management and boards regarding those policies and their implementation.

Mr. Andrew received his B.S. in Business/Finance from the University of Minnesota. He has also earned his Chartered Financial Analyst (CFA), and Certified Cash Manager (CCM) designations. He is a member of the Milwaukee Investment Analyst Society, the CFA Institute and the Treasury Management Association. Mr. Andrew currently serves as the President for the Great Lakes Hemophilia Foundation. He has also been active in the establishment of a Community Development Authority board for a local Milwaukee municipality where he most recently served as the Board's Vice Chair. He has also been active in adult education teaching investment topics through the University of Wisconsin, Milwaukee, Center for Financial Training and the American Bankers Association. He has also taught undergraduate courses in finance at Concordia University.

Mr. Donald J. Nesbitt, Chief Investment Officer of Ziegler Capital Management, joined Ziegler in early 2002 after having spent nearly four years at Qwest Communication's pension plan in Denver, Colorado, where he managed $6 billion of equities, using research-enhanced, quantitative approaches. Prior to joining Qwest, Mr. Nesbitt spent nine years at the Illinois Teachers' Retirement System where, as Director of Investments, he was responsible for the management of $20 billion across various asset classes.

Mr. Nesbitt holds a B.S. in economics from Saint Cloud State University, St. Cloud, Minnesota, and a M.S. in financial analysis from the University of Wisconsin-Milwaukee. He holds a Chartered Financial Analyst (CFA) designation and has been actively involved with the CFA Institute. Mr. Nesbitt has also instructed investment courses at the University of Illinois-Springfield and has spoken at numerous industry conferences on the topics of enhanced equity management and derivative investment strategies.

Mikhail I. Alkhazov, CFA, is an Assistant Vice President and Portfolio Manager for Ziegler Capital Management. He joined Ziegler Investment Services Group in 2002, having served as a research analyst at B.C. Ziegler and Company for the two previous years. He currently serves as a Portfolio Manager and Equity Analyst, supporting the quantitative investment research process. Mr. Alkhazov graduated magna cum laude from the University of Wisconsin-Milwaukee with undergraduate degrees in Accounting and in Finance. He holds a Chartered Financial Analyst (CFA) designation and additionally holds Series 7, 66, and 55 licenses.

MARKET COMMENTARY

For the twelve months ended September 30, 2006, the Catholic Equity Fund (the "Fund") produced a total return of 10.83% (Class A without sales load), compared to a return of the S&P 500 Composite Stock Price Index ("Index") of 10.79%. The primary differences between the Fund's performance and the Index's return were due to expenses and certain securities that were in the Index, but excluded from the Fund, due to the sanctity of life screen. The management approach for the Fund was modified from a passive to an enhanced-index approach in February 2006, in an effort to offset performance shortfall from the exclusionary constraints and the Fund's expenses. Ziegler Capital Management was retained with that mandate as the new subadviser.

The Fund recorded a gain for the year ended September 30, 2006, but its progress over that period was irregular, as the market hit a speed bump during the second quarter of 2006 due to investors' fear of "stagflation" brought on by a slowing economy and higher energy prices. However, investor sentiment improved in the third quarter, as falling energy prices and strong corporate earnings helped propel equity markets higher. In addition, equity returns varied across market capitalization segments, with larger issues enjoying better relative performance compared with smaller issues over the year-to-date period.

The industries that provided the greatest contribution to return were financials, industrials and consumer staples. The financial services companies represent the largest allocation to any particular sector within the Fund and these stocks benefited from the Federal Reserve's pause in interest rate hikes at mid-year. Investors seemed to have hedged their bets against a slowing economy by purchasing the traditionally defensive consumer staples stocks, while also responding to the positive earnings reports from the industrial sector. The telecommunication services and materials sectors experienced strong relative returns, but both of these sectors have a relatively low (about 3.0%) representation in the Fund, which diminished their effects on the Fund's total performance. Industries that detracted from the Fund's performance were information technology, energy and utilities.

Looking ahead, we believe that stable interest rates can support current, if not higher, market multiples, but earnings growth will provide the key for equity market prospects as we move into 2007. A maturing economic expansion will probably begin to pressure corporate earnings growth, but we feel that profits will continue to expand and support equity prices. With moderating economic growth, a vigilant Fed and stable interest rates, we are optimistic that U.S. stocks will produce reasonable returns, particularly with those companies that are able to exhibit steady, high-quality growth characteristics being more readily sought out by investors.

For more complete information about The Catholic Funds, fees, expenses, potential risks, and other information, call toll-free (877) 222-2402 or visit our website at www.CatholicFunds.com. You should read the prospectus carefully and consider the Fund's investment objectives, risks, and charges and expenses carefully before you invest or send money.

                       THE CATHOLIC EQUITY FUND - CLASS A
                         GROWTH OF A $10,000 INVESTMENT

                The Catholic Equity     The Catholic Equity
     Date          Fund - Class A      Fund - Class A w/load    S&P 500 Index
     ----       -------------------    ---------------------    -------------
      5/3/99           $10,000                 $9,497               $10,000
     6/30/99           $10,290                 $9,772               $10,158
     9/30/99            $9,690                 $9,202                $9,523
    12/31/99           $10,855                $10,308               $10,940
   3/31/2000           $11,155                $10,594               $11,191
   6/30/2000           $10,945                $10,394               $10,894
   9/30/2000           $10,965                $10,413               $10,789
  12/31/2000           $10,302                 $9,783                $9,944
   3/31/2001            $9,338                 $8,868                $8,765
   6/30/2001           $10,000                 $9,497                $9,278
   9/30/2001            $8,464                 $8,038                $7,917
  12/31/2001            $9,385                 $8,913                $8,762
   3/31/2002            $9,334                 $8,864                $8,787
   6/30/2002            $8,044                 $7,640                $7,609
   9/30/2002            $6,632                 $6,298                $6,295
  12/31/2002            $7,208                 $6,845                $6,826
   3/31/2003            $6,962                 $6,611                $6,611
   6/30/2003            $8,019                 $7,616                $7,629
   9/30/2003            $8,204                 $7,791                $7,830
  12/31/2003            $9,163                 $8,702                $8,784
   3/31/2004            $9,298                 $8,830                $8,933
   6/30/2004            $9,453                 $8,977                $9,086
   9/30/2004            $9,246                 $8,781                $8,917
  12/31/2004           $10,112                 $9,603                $9,740
   3/31/2005            $9,882                 $9,385                $9,531
   6/30/2005            $9,997                 $9,494                $9,661
   9/30/2005           $10,362                 $9,841               $10,009
  12/31/2005           $10,580                $10,047               $10,218
   3/31/2006           $11,106                $10,547               $10,648
   6/30/2006           $10,937                $10,387               $10,495
   9/30/2006           $11,495                $10,917               $11,089

                             AVERAGE ANNUAL RETURNS
                               September 30, 2006

                                                          Since      Inception
                                   1 Year     5 Year    Inception       Date
                                   ------     ------    ---------    ---------
Class A (without sales load)       10.94%     6.31%       1.90%        5/3/99
Class A (with sales load)           5.42%     5.24%       1.19%        5/3/99
S&P 500 Index                      10.79%     6.97%       1.40%        5/3/99

Class D (without sales load)         n/a       n/a         n/a        4/12/06
Class D (with sales load)            n/a       n/a         n/a        4/12/06
S&P 500 Index                        n/a       n/a         n/a        4/12/06

Class I (without sales load)       11.18%      n/a        5.29%        4/3/02
Class I (with sales load)          10.83%      n/a        5.29%        4/3/02
S&P 500 Index                      10.79%     6.97%       5.77%        4/3/02

Past performance is not an indication of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. At various times, the Fund's adviser waived its management fees and/or reimbursed Fund expenses. Had the adviser not done so, the Fund's total return would have been lower.

Class A share performance categories shown for periods prior to 4/3/02 are for the Catholic Equity Fund's predecessor fund, The Catholic Disciplined Capital Appreciation Fund. Class D shares were first available on 2/1/06 and Class I shares were first available on 4/2/02.

Class A performance has been restated to reflect the maximum sales charge of 5%. Class D and I performances would reflect the maximum contingent sales charge (CDSC) of 1.00% and 0.35%, respectively, terminating on the anniversary date of your purchase of shares for Class I shares and 18 months after the date of purchase for Class D shares.

The S&P 500 is an unmanaged index comprised of 500 common stocks representative of the stock market as a whole. It is not possible to invest directly in an index.

Current performance maybe lower or higher than the performance data quoted.

Performance data current to the most recent month-end can be found at our website, www.CatholicFunds.com.

                                              September 30, 2006
                       Ticker Symbols          Net Asset Values
                       --------------         ------------------
  Equity A                 CTHQX                    $10.92
  Equity D                 CTHTX                    $10.29
  Equity I                 CTHRX                    $10.94

                                TOP 10 HOLDINGS
                               September 30, 2006

                                                                  Percentage
                                                                      of
  Rank      Ticker       Security Name                            Net Assets
  ----      ------       -------------                            ----------
  1         GE           General Electric Company                   3.93%
  2         C            Citigroup Inc.                             3.65%
  3         XOM          Exxon Mobil Corporation                    3.41%
  4         MSFT         Microsoft Corporation                      2.52%
  5         JNJ          Johnson & Johnson                          2.40%
  6         AIG          American International
                           Group, Inc.                              2.29%
  7         PG           The Procter & Gamble Company               1.92%
  8         VZ           Verizon Communications                     1.83%
  9         JPM          JPMorgan Chase & Co.                       1.81%
  10        CVX          ChevronTexaco Corporation                  1.80%

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2006, to September 30, 2006.

ACTUAL EXPENSES

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

EXPENSE EXAMPLES

                                                                                   Expenses Paid
                                  Beginning Account       Ending Account         During Period1<F1>        Annualized
                                  Value (4/1/2006)      Value (9/30/2006)     (4/1/2006 to 9/30/2006)     Expense Ratio
                                  -----------------     -----------------     -----------------------     -------------
Class A Actual                        $1,000.00             $1,035.10                  $4.34                  0.85%
Class A Hypothetical
  (5% return before expenses)         $1,000.00             $1,020.81                  $4.31                  0.85%
Class D Actual                        $1,000.00             $1,029.00                  $8.14                  1.60%
Class D Hypothetical
  (5% return before expenses)         $1,000.00             $1,017.05                  $8.09                  1.60%
Class I Actual                        $1,000.00             $1,036.00                  $3.06                  0.60%
Class I Hypothetical
  (5% return before expenses)         $1,000.00             $1,022.06                  $3.04                  0.60%

1<F1> Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent half-year/365 days (to reflect the one-half year period).

                         ALLOCATION OF PORTFOLIO ASSETS
                (Calculated as a Percentage of Net Assets1<F2>)

               Financials2<F3>                             22.72%
               Information Technology2<F3>                 14.65%
               Health Care2<F3>                            11.98%
               Consumer Discretionary2<F3>                 11.62%
               Industrials2<F3>                             9.94%
               Consumer Staples2<F3>                        9.63%
               Energy2<F3>                                  9.53%
               Telecommunication Services2<F3>              4.91%
               Materials2<F3>                               2.84%
               Utilities2<F3>                               2.04%
               Futures Contracts                            0.11%
               First American Prime Obligation              0.06%

1<F2>   Total Net Assets on September 30, 2006 were $58,624,225
2<F3>   Sectors based on Global Industry Classification Standard (GICS(R))

SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2006

                                                        THE CATHOLIC EQUITY FUND

Common Stocks (99.86%)                                Shares             Value
----------------------                                ------             -----
Consumer Discretionary - 11.62%
AutoNation, Inc. (a)<F4>                              10,790          $225,511
Carnival Corporation (b)<F5>                           2,600           122,278
Comcast Corporation -
  Class A (a)<F4>                                     16,960           624,976
Darden Restaurants, Inc.                               7,625           323,834
eBay Inc. (a)<F4>                                      5,300           150,308
Federated Department
  Stores, Inc.                                         8,350           360,803
The Goodyear Tire &
  Rubber Company (a)<F4>                               5,500            79,750
Harley-Davidson, Inc.                                  2,800           175,700
The Home Depot, Inc.                                  17,690           641,616
J.C. Penney Company,
  Inc. - Holding Company                               4,900           335,111
Jack in the Box, Inc. (a)<F4>                          3,500           182,630
Kohl's Corporation (a)<F4>                             1,750           113,610
Limited Brands                                         9,160           242,648
Lowe's Companies, Inc.                                 5,590           156,855
McDonald's Corporation                                 2,200            86,064
Newell Rubbermaid Inc.                                10,155           287,590
News Corporation -
  Class A                                             11,235           220,768
Omnicom Group Inc.                                     2,390           223,704
Payless Shoesource,
  Inc. (a)<F4>                                         4,200           104,580
Starbucks
  Corporation (a)<F4>                                 10,600           360,930
Target Corporation                                     2,570           141,993
Time Warner Inc.                                      32,520           592,840
TRW Automotive
  Holdings Corp. (a)<F4>                               2,985            71,849
Univision Communications
  Inc. - Class A (a)<F4>                               1,795            61,640
Vail Resorts, Inc. (a)<F4>                             3,900           156,078
Viacom Inc (a)<F4>                                     5,610           208,580
The Walt Disney
  Company                                             10,400           321,464
Whirlpool Corporation                                  2,400           201,864
Wyndham Worldwide
  Corp. (a)<F4>                                        1,420            39,717
                                                                   -----------
                                                                     6,815,291
                                                                   -----------
Consumer Staples - 9.63%
Altria Group, Inc.                                    12,820           981,371
Anheuser-Busch
  Companies, Inc.                                      1,700            80,767
Archer-Daniels-
  Midland Company                                      1,900            71,972
Avon Products, Inc.                                    1,980            60,707
The Coca-Cola Company                                 17,615           787,038
Colgate-Palmolive
  Company                                              1,300            80,730
CVS Corporation                                        3,630           116,596
Kellogg Company                                        5,035           249,333
Kimberly-Clark
  Corporation                                          1,300            84,968
The Kroger Co.                                        19,680           455,395
The Pepsi Bottling
  Group, Inc.                                          4,200           149,100
PepsiCo, Inc.                                          9,635           628,780
The Procter & Gamble
  Company                                             18,155         1,125,247
Safeway Inc.                                           6,700           203,345
Wal-Mart Stores, Inc.                                 11,545           569,399
                                                                   -----------
                                                                     5,644,748
                                                                   -----------
Energy - 9.53%
Anadarko Petroleum
  Corporation                                          6,300           276,129
ChevronTexaco
  Corporation                                         16,280         1,055,921
ConocoPhillips                                         7,294           434,212
Devon Energy
  Corporation                                          1,495            94,409
Exxon Mobil Corporation                               29,780         1,998,238
Halliburton Company                                    4,900           139,405
Hess Corp.                                             3,200           132,544
Marathon Oil Corporation                                 900            69,210
National-Oilwell
  Varco Inc. (a)<F4>                                   1,100            64,405
Occidental Petroleum
  Corporation                                          5,200           250,172
Schlumberger Limited (b)<F5>                           8,760           543,383
Valero Energy
  Corporation                                          3,105           159,814
Veritas DGC, Inc. (a)<F4>                              3,810           250,774
Weatherford
  International Ltd. (a)<F4>(b)<F5>                    2,900           120,988
                                                                   -----------
                                                                     5,589,604
                                                                   -----------
Financials - 22.72%
The Allstate Corporation                               2,545           159,648
American Express
  Company                                              8,980           503,598
American Financial
  Group Inc.                                           4,780           224,325
American International
  Group, Inc.                                         20,270         1,343,090
Ameriprise Financial Inc.                              3,115           146,094
Aon Corporation                                        3,500           118,545
Bank of America
  Corporation                                         10,915           584,717
The Bank of New York
  Company, Inc.                                        3,490           123,057
The Bear Stearns
  Companies Inc.                                       1,370           191,937
CapitalSource, Inc.                                    2,250            58,095
Citigroup Inc.                                        43,100         2,140,777
Comerica Incorporated                                  2,530           144,008
Countrywide Financial
  Corporation                                          2,943           103,123
Fannie Mae                                             5,495           307,225
The Goldman Sachs
  Group, Inc.                                          3,400           575,178
Highwoods
  Properties, Inc.                                     4,500           167,445
JPMorgan Chase & Co.                                  22,590         1,060,826
Lehman Brothers
  Holdings Inc.                                        5,200           384,072
Lincoln National
  Corporation                                          3,600           223,488
Loews Corporation                                      2,290            86,791
Merrill Lynch & Co., Inc.                              2,400           187,728
MetLife, Inc.                                          1,500            85,020
MoneyGram
  International, Inc.                                  3,500           101,710
Morgan Stanley                                         3,300           240,603
Principal Financial
  Group, Inc.                                         12,420           674,158
Prudential Financial, Inc.                             2,200           167,750
PS Business Parks, Inc.                                1,900           114,570
Rayonier, Inc.                                         6,100           230,580
Realogy Corp. (a)<F4>                                  1,775            40,257
The St. Paul Travelers
  Companies, Inc.                                      2,956           138,607
U.S. Bancorp                                          21,040           698,949
Wachovia Corporation                                  13,959           778,912
Washington Mutual, Inc.                               10,100           439,047
Wells Fargo & Company                                 21,370           773,167
                                                                   -----------
                                                                    13,317,097
                                                                   -----------
Health Care - 11.98%
Abbott Laboratories                                   10,495           509,637
Aetna Inc.                                             4,700           185,885
Baxter International Inc.                             10,445           474,830
Biovail Corp. (b)<F5>                                  3,600            54,864
Boston Scientific
  Corporation (a)<F4>                                  7,500           110,925
Bristol-Myers Squibb
  Company                                             10,045           250,321
Cardinal Health, Inc.                                    770            50,620
Caremark Rx, Inc.                                      1,455            82,455
CIGNA Corporation                                      1,100           127,952
Dade Behring
  Holdings, Inc.                                       1,835            73,694
Eli Lilly and Company                                  9,630           548,910
Fisher Scientific
  International Inc. (a)<F4>                           2,470           193,253
Gilead Sciences, Inc. (a)<F4>                          3,000           206,100
Johnson & Johnson                                     21,670         1,407,250
King Pharmaceuticals,
  Inc. (a)<F4>                                         6,300           107,289
Laboratory Corporation
  of America Holdings (a)<F4>                          4,560           298,999
McKesson Corporation                                   1,445            76,180
Medtronic, Inc.                                        9,520           442,109
Merck & Co. Inc.                                      16,840           705,596
Schering-Plough
  Corporation                                          6,065           133,976
UnitedHealth Group
  Incorporated                                         4,100           201,720
WellPoint Inc. (a)<F4>                                 4,430           341,331
Wyeth                                                  8,600           437,224
                                                                   -----------
                                                                     7,021,120
                                                                   -----------
Industrials - 9.94%
Albany International
  Corp.                                                4,145           131,894
The Boeing Company                                     5,355           422,242
Burlington Northern
  Santa Fe Corporation                                 3,360           246,758
Caterpillar Inc.                                       2,800           184,240
Continental Airlines,
  Inc. (a)<F4>                                         2,300            65,113
Cooper Industries
  Ltd. - Class A (b)<F5>                               1,420           121,013
Crane Co.                                              2,635           110,143
CSX Corporation                                       12,000           393,960
Emerson Electric Co.                                   1,000            83,860
FedEx Corp.                                              700            76,076
General Electric
  Company                                             65,260         2,303,678
Honeywell International
  Inc.                                                 3,500           143,150
Norfolk Southern
  Corporation                                          3,900           171,795
SPX Corp.                                              7,795           416,565
Textron Inc.                                           4,500           393,750
United Technologies
  Corporation                                          4,975           315,166
Waste Management, Inc.                                 6,700           245,756
                                                                   -----------
                                                                     5,825,159
                                                                   -----------
Information Technology - 14.65%
Advanced Micro
  Devices, Inc. (a)<F4>                                4,670           116,049
Agere Systems, Inc. (a)<F4>                            4,120            61,512
Analog Devices, Inc.                                   3,300            96,987
Apple Computer, Inc. (a)<F4>                           5,465           420,969
Applied Materials, Inc.                               10,200           180,846
Cadence Design
  Systems, Inc. (a)<F4>                                8,860           150,266
Ceridian Corp. (a)<F4>                                 6,900           154,284
Cisco Systems, Inc. (a)<F4>                           34,480           793,040
Computer Sciences
  Corporation (a)<F4>                                  4,560           223,987
Corning Incorporated (a)<F4>                           7,000           170,870
Earthlink, Inc. (a)<F4>                               23,775           172,844
Electronic Data
  Systems Corporation                                  8,705           213,447
EMC Corporation (a)<F4>                               11,220           134,416
First Data Corporation                                 1,800            75,600
Google, Inc. (a)<F4>                                   1,000           401,900
Hewlett-Packard
  Company                                             22,462           824,131
Imation Corp.                                          2,110            84,716
Intel Corporation                                     17,800           366,146
Lexmark International,
  Inc. (a)<F4>                                         2,490           143,573
Maxim Integrated
  Products, Inc.                                       3,400            95,438
Microsoft Corporation                                 54,030         1,476,640
Motorola, Inc.                                        12,230           305,750
NCR Corporation (a)<F4>                                3,000           118,440
ON Semiconductor
  Corp. (a)<F4>                                       24,900           146,412
Oracle Corporation (a)<F4>                            30,855           547,368
QUALCOMM Inc.                                          7,575           275,351
Research In Motion
  Ltd. (a)<F4>(b)<F5>                                    935            95,987
Sybase, Inc. (a)<F4>                                   4,005            97,081
Vishay Intertechnology,
  Inc. (a)<F4>                                        15,100           212,004
Western Digital Corp. (a)<F4>                          5,000            90,500
Yahoo! Inc. (a)<F4>                                   13,500           341,280
                                                                   -----------
                                                                     8,587,834
                                                                   -----------
Materials - 2.84%
Alcoa Inc.                                             3,800           106,552
Alpha Natural
  Resources, Inc. (a)<F4>                              2,570            40,503
E.I. du Pont de Nemours
  and Company                                          1,900            81,396
International Paper
  Company                                              8,430           291,931
Newmont Mining
  Corporation                                          1,700            72,675
Pactiv Corporation (a)<F4>                             2,720            77,302
Phelps Dodge Corporation                               2,200           186,340
PPG Industries, Inc.                                   3,750           251,550
Praxair, Inc.                                          3,015           178,367
Sonoco Products Co.                                    2,660            89,483
Temple-Inland Inc.                                     3,580           143,558
Valspar Corp.                                          5,500           146,300
                                                                   -----------
                                                                     1,665,957
                                                                   -----------
Telecommunication Services - 4.91%
AT&T, Inc.                                            28,330          $922,425
BellSouth Corporation                                 11,745           502,099
Qwest Communications
  International Inc. (a)<F4>                           7,685            67,013
Sprint Corporation                                    18,400           315,560
Verizon Communications
  Inc.                                                28,902         1,073,131
                                                                   -----------
                                                                     2,880,228
                                                                   -----------
Utilities - 2.04%
Duke Energy Corp                                       2,600            78,520
Edison International                                   6,970           290,231
FirstEnergy Corp.                                      6,965           389,065
PG&E Corporation                                       5,880           244,902
TECO Energy, Inc.                                     12,210           191,086
                                                                   -----------
                                                                     1,193,804
                                                                   -----------
   TOTAL COMMON STOCKS
   (COST $51,173,738)                                               58,540,842
                                                                   -----------

Short-Term                                         Principal
Investments (0.06%)                                 Amount
-------------------                                ---------
First American Prime
  Obligations - Class Y,
  4.890%, 12/31/2055                                 $34,060            34,060
                                                                   -----------
   TOTAL SHORT-TERM INVESTMENTS
   (COST $34,060)                                                       34,060
                                                                   -----------

   TOTAL INVESTMENTS - 99.92%
   (COST $51,207,798)                                               58,574,902

   OTHER ASSETS IN
   EXCESS OF LIABILITIES - 0.08%                                        49,323
                                                                   -----------

   TOTAL NET ASSETS -
   100.00%                                                         $58,624,225
                                                                   -----------
                                                                   -----------

(a)<F4>  Non-income producing security.
(b)<F5>  Foreign-issued security.

The accompanying Notes to Financial Statements are an integral part of this schedule.

SCHEDULE OF FUTURES CONTRACTS
SEPTEMBER 30, 2006

                                                        THE CATHOLIC EQUITY FUND

                                                   Unrealized
Futures Contracts Purchased                         Contracts     Appreciation
---------------------------                         ---------     ------------
S&P 500 Index E-mini Futures Contracts
  Expiring December 2006 (Underlying Face Amount
  at Market Value $67,270)                                  1           $1,765
                                                                        ------
     TOTAL FUTURES CONTRACTS PURCHASED                                  $1,765
                                                                        ------
                                                                        ------

The accompanying Notes to Financial Statements are an integral part of this schedule.

STATEMENT OF ASSETS & LIABILITIES

                                                              SEPTEMBER 30, 2006

                                                            The Catholic
                                                            Equity Fund
                                                            ------------
ASSETS
------
Investments, at cost                                        $51,207,798
                                                            -----------
Investments, at value                                       $58,574,902
Receivable from investments sold                                  6,980
Dividend receivable                                              67,719
Interest receivable                                                 341
Receivable for Fund shares sold                                  34,089
Receivable from Adviser                                          23,129
Other assets                                                     21,396
                                                            -----------
     TOTAL ASSETS                                            58,728,556
                                                            -----------
LIABILITIES
-----------
Payable for Fund shares redeemed                                  7,858
Payable to broker                                                    95
Accrued expenses and other liabilities                           96,378
                                                            -----------
     TOTAL LIABILITIES                                          104,331
                                                            -----------

NET ASSETS                                                  $58,624,225
                                                            -----------
                                                            -----------
NET ASSETS CONSIST OF:
----------------------
Paid in capital                                             $51,700,916
Undistributed net investment income                             511,664
Undistributed net realized loss on investments
  sold and futures contracts                                   (957,224)
Net unrealized appreciation on:
     Investments                                              7,367,104
     Futures contracts                                            1,765
                                                            -----------
NET ASSETS                                                  $58,624,225
                                                            -----------
                                                            -----------
CLASS A SHARES
--------------
Net assets                                                  $13,117,558
Shares authorized ($0.001 par value)                        100,000,000(1)<F6>
Shares issued and outstanding                                 1,201,685
Net asset value, redemption price
  and minimum offering price per share                           $10.92
Maximum offering price per share ($10.92/0.95)                   $11.49

CLASS D SHARES
--------------
Net assets                                                      $11,241
Shares authorized ($0.001 par value)                        100,000,000(1)<F6>
Shares issued and outstanding                                     1,092
Net asset value, redemption price
  and offering price per share                                   $10.29

CLASS I SHARES
--------------
Net assets                                                  $45,495,426
Shares authorized ($0.001 par value)                        100,000,000(1)<F6>
Shares issued and outstanding                                 4,160,018
Net asset value, redemption price
  and offering price per share                                   $10.94

(1)<F6> Represents authorized shares of the Fund. Authorized shares are not allotted to the separate classes.

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENT OF OPERATIONS

                                           FOR THE YEAR ENDED SEPTEMBER 30, 2006

                                                                  The Catholic
                                                                   Equity Fund
                                                                  ------------
INVESTMENT INCOME
-----------------
Dividend income                                                     $999,066
Interest income                                                       18,227
Other income                                                             798
                                                                  ----------
     TOTAL INCOME                                                  1,018,091
                                                                  ----------
EXPENSES
--------
Investment advisory fees (Note 3)                                    266,827
Legal fees                                                           109,592
Transfer agent fees and expenses                                      76,284
Portfolio accounting fees                                             57,563
Custody fees                                                          43,504
Advocacy expenses                                                     40,422
Insurance fees                                                        37,642
Printing and postage expenses                                         36,930
Federal and state registration fees                                   34,320
Audit fees                                                            30,720
Directors' fees and expenses                                          10,506
12b-1 fees - Class A                                                  28,385
12b-1 fees - Class C (Note 1)                                          5,576
12b-1 fees - Class D                                                      47
Other                                                                  9,804
                                                                  ----------
     TOTAL EXPENSES                                                  788,122
                                                                  ----------
Less waivers and reimbursements by adviser                          (473,108)
                                                                  ----------
     NET EXPENSES                                                    315,014
                                                                  ----------

NET INVESTMENT INCOME                                                703,077
                                                                  ----------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
-------------------------------------------
Net realized gain on:
    Investments                                                    3,395,322
    Futures contracts                                                 11,573
Net change in unrealized appreciation on:
    Investments                                                    1,408,214
    Futures contracts                                                  6,915
                                                                  ----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS               4,822,024
                                                                  ----------

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS                    $5,525,101
                                                                  ----------
                                                                  ----------

The accompanying Notes to Financial Statements are an integral part of these statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                        THE CATHOLIC EQUITY FUND

                                               For the Year Ended September 30,
                                               --------------------------------
                                                       2006            2005
                                                       ----            ----
OPERATIONS
----------
Net investment income                                 $703,077        $593,944
Net realized gain on investments
  and futures contracts                              3,406,895          56,189
Net change in unrealized appreciation
  on investments and futures contracts               1,415,129       3,458,313
                                                   -----------     -----------
     CHANGE IN NET ASSETS
     RESULTING FROM OPERATIONS                       5,525,101       4,108,446
                                                   -----------     -----------

DISTRIBUTIONS TO CLASS A SHAREHOLDERS
-------------------------------------
     Distributions from net investment income          (74,946)        (78,529)

DISTRIBUTIONS TO CLASS C SHAREHOLDERS
-------------------------------------
     Distributions from net investment income          (13,207)        (16,732)

DISTRIBUTIONS TO CLASS D SHAREHOLDERS
-------------------------------------
     Distributions from net investment income               --              --

DISTRIBUTIONS TO CLASS I SHAREHOLDERS
-------------------------------------
     Distributions from net investment income         (472,442)       (313,225)
                                                   -----------     -----------
     CHANGE IN NET ASSETS FROM
     DISTRIBUTIONS TO SHAREHOLDERS                    (560,595)       (408,486)
                                                   -----------     -----------

CAPITAL SHARE TRANSACTIONS
--------------------------
Proceeds from shareholder purchases                 16,624,390       5,329,443
Net asset value of shares issued to shareholders
  in payment of distributions declared                 396,138         396,620
Cost of shares redeemed                             (3,156,191)     (1,661,397)
                                                   -----------     -----------
     CHANGE IN NET ASSETS FROM
     CAPITAL SHARE TRANSACTIONS                     13,864,337       4,064,666
                                                   -----------     -----------
     CHANGE IN NET ASSETS                          $18,828,843      $7,764,626
                                                   -----------     -----------
                                                   -----------     -----------
NET ASSETS, BEGINNING OF PERIOD                    $39,795,382     $32,030,756
                                                   -----------     -----------
                                                   -----------     -----------
NET ASSETS, END OF PERIOD                          $58,624,225     $39,795,382
                                                   -----------     -----------
                                                   -----------     -----------
UNDISTRIBUTED NET INVESTMENT INCOME                   $511,664        $387,297
                                                   -----------     -----------
                                                   -----------     -----------

The accompanying Notes to Financial Statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS

                                              THE CATHOLIC EQUITY FUND - CLASS A

                                                                     For the Year Ended September 30,
                                             ---------------------------------------------------------------------------------
                                             2006(2)<F8>      2005(2)<F8>       2004(2)<F8>      2003(2)<F8>       2002(2)<F8>
                                             -----------      -----------       -----------      -----------       -----------
NET ASSET VALUE,
  BEGINNING OF YEAR                             $9.93            $8.95             $7.99            $6.48             $8.43
                                               ------            -----             -----            -----             -----

Net investment income                            0.10             0.13              0.08             0.04              0.06
Net realized and unrealized
  gain (loss) on investments                     0.98             0.95              0.93             1.49             (1.83)
                                               ------            -----             -----            -----             -----
          TOTAL FROM
          INVESTMENT OPERATIONS                  1.08             1.08              1.01             1.53             (1.77)
                                               ------            -----             -----            -----             -----

Distributions from net
  investment income                             (0.09)           (0.10)            (0.05)           (0.02)               --
Distributions from net realized gain               --               --                --               --             (0.18)
                                               ------            -----             -----            -----             -----
          TOTAL DISTRIBUTIONS                   (0.09)           (0.10)            (0.05)           (0.02)            (0.18)
                                               ------            -----             -----            -----             -----

NET ASSET VALUE,
  END OF YEAR                                  $10.92            $9.93             $8.95            $7.99             $6.48
                                               ------            -----             -----            -----             -----
                                               ------            -----             -----            -----             -----

Total return(1)<F7>                             10.94%           12.07%            12.70%           23.71%           (21.65)%

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net assets, end of year                   $13,117,558       $8,451,198        $6,868,111       $4,683,756        $2,865,775
Ratio of expenses
  to average net assets:
    Before expense waivers
      and reimbursements                         1.66%            1.89%             1.94%            2.44%             2.48%
    After expense waivers
      and reimbursements                         0.78%(6)<F12>    0.64%(5)<F11>     0.95%            0.95%             1.23%
Ratio of net investment income
  (loss) to average net assets:
    Before expense waivers
      and reimbursements                         0.25%            0.20%            (0.22)%          (0.66)%           (0.94)%
    After expense waivers
      and reimbursements                         1.13%            1.45%             0.77%            0.83%             0.31%
Portfolio turnover rate                         87.63%(7)<F13>    5.31%             1.88%            9.46%(3)<F9>     31.23%(4)<F10>

(1)<F7>    Based on net asset value, which does not reflect the sales charge.
(2)<F8> Information for the period ended October 1, 2001 through April 2, 2002 reflects the operations of The Catholic Disciplined Capital Appreciation Fund. Information for the period April 3, 2002 through September 30, 2006 reflects the operations of The Catholic Equity Fund. (Note 1)
(3)<F9> Portfolio turnover rate excludes purchases and sales from merger of The Catholic Values Investment Trust and The Catholic Equity Fund.
(4)<F10> Portfolio turnover reflects the operations of the Catholic Equity Fund for the period April 3, 2002 through September 30, 2002.
(5)<F11> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers to the Fund, thereby decreasing its expense ratio from 0.95% to 0.60%.
(6)<F12> On February 1, 2006, the adviser adjusted its expense reimbursements and fee waivers to the Fund, thereby increasing its expense ratio from 0.60% to 0.85% on an annual basis.
(7)<F13> On February 1, 2006, the adviser changed the Fund's investment objective from an S&P 500 Index strategy to an enhanced index strategy, per Board approval.

The accompanying Notes to Financial Statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                              THE CATHOLIC EQUITY FUND - CLASS D

                                                              For the
                                                            Period Ended
                                                           September 30,
                                                            2006(1)<F14>
                                                           -------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                          $10.00
                                                               ------

Net investment income                                            0.00
Net realized and unrealized gain on investments                  0.29
                                                               ------
          TOTAL FROM INVESTMENT OPERATIONS                       0.29
                                                               ------

     Distributions from net investment income                      --
                                                               ------
          TOTAL DISTRIBUTIONS                                      --
                                                               ------

NET ASSET VALUE,
  END OF PERIOD                                                $10.29
                                                               ------
                                                               ------

Total return                                                     2.90%(2)<F15>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period                                     $11,241
Ratio of expenses to average net assets:
    Before expense waivers and reimbursements(3)<F16>            2.38%
    After expense waivers and reimbursements(3)<F16>             1.59%
Ratio of net investment income (loss) to average net assets:
    Before expense waivers and reimbursements(3)<F16>           (0.51)%
    After expense waivers and reimbursements(3)<F16>             0.28%
Portfolio turnover rate                                         87.63%(4)<F17>

(1)<F14> Reflects operations for the period from April 12, 2006 (commencement of operations), to September 30, 2006.
(2)<F15>   Not annualized.
(3)<F16>   Computed on an annual basis.
(4)<F17> On February 1, 2006, the adviser changed the Fund's investment objective from an S&P 500 Index strategy to an enhanced index strategy, per Board approval.

The accompanying Notes to Financial Statements are an integral part of these statements.

FINANCIAL HIGHLIGHTS (CONTINUED)

                                              THE CATHOLIC EQUITY FUND - CLASS I

                                                                                                                For the
                                                        For the Year Ended September 30,                     Period Ended
                                           --------------------------------------------------------          September 30,
                                           2006              2005             2004              2003         2002(1)<F18>
                                           ----              ----             ----              ----         ------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                      $9.95            $8.96             $8.00            $6.49             $9.02
                                          ------            -----             -----            -----             -----

Net investment income                       0.10             0.16              0.09             0.07              0.02
Net realized and unrealized
  gain (loss) on investments                1.00             0.95              0.94             1.49             (2.55)
                                          ------            -----             -----            -----             -----
       TOTAL FROM
       INVESTMENT OPERATIONS                1.10             1.11              1.03             1.56             (2.53)
                                          ------            -----             -----            -----             -----

Distributions from net
  investment income                        (0.11)           (0.12)            (0.07)           (0.05)               --
       TOTAL DISTRIBUTIONS                 (0.11)           (0.12)            (0.07)           (0.05)               --
                                          ------            -----             -----            -----             -----

NET ASSET VALUE,
  END OF PERIOD                           $10.94            $9.95             $8.96            $8.00             $6.49
                                          ------            -----             -----            -----             -----
                                          ------            -----             -----            -----             -----

Total return                               11.18%           12.41%            12.89%           24.19%           (28.05)%(2)<F19>

RATIOS TO AVERAGE NET ASSETS
----------------------------
Net assets, end of period            $45,495,426      $27,824,251       $21,818,191      $18,540,009        $9,831,101
Ratio of expenses
  to average net assets:
    Before expense waivers
      and reimbursements                    1.41%            1.64%             1.69%            2.19%             2.55%(3)<F20>
    After expense waivers
      and reimbursements                    0.53%(6)<F23>    0.39%(5)<F22>     0.70%            0.70%             0.70%(3)<F20>
Ratio of net investment income
  (loss) to average net assets:
    Before expense waivers
      and reimbursements                    0.50%            0.45%             0.03%           (0.41)%           (0.82)%(3)<F20>
    After expense waivers
      and reimbursements                    1.38%            1.70%             1.02%            1.08%             1.03%(3)<F20>
Portfolio turnover rate                    87.63%(7)<F24>    5.31%             1.88%            9.46%(4)<F21>    31.23%(2)<F19>

(1)<F18> Reflects operations for the period from April 3, 2002 (commencement of operations), to September 30, 2002.
(2)<F19>   Not annualized.
(3)<F20>   Computed on an annualized basis.
(4)<F21> Portfolio turnover rate excludes purchases and sales from the merger of The Catholic Values Investment Trust and The Catholic Equity Fund.
(5)<F22> On November 15, 2004, the adviser voluntarily increased its expense reimbursements and fee waivers to the Fund, thereby decreasing its expense ratio from 0.70% to 0.35%.
(6)<F23> On February 1, 2006, the adviser adjusted its expense reimbursements and fee waivers to the Fund, thereby increasing its expense ratio from 0.35% to 0.60%.
(7)<F24> On February 1, 2006, the adviser changed the Fund's investment objective from an S&P 500 Index strategy to an enhanced index strategy, per Board approval.

The accompanying Notes to Financial Statements are an integral part of these statements.

NOTES TO FINANCIAL STATEMENTS

                                                              SEPTEMBER 30, 2006

1. ORGANIZATION
---------------

The Catholic Funds, Inc. (the "Company") was incorporated on December 16, 1998, as a Maryland Corporation, and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. The Company consists of one diversified series, the Catholic Equity Fund (the "Fund"). At the close of business on April 2, 2002, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of the Catholic Equity Income, Large-Cap Growth and Disciplined Capital Appreciation Funds. The Catholic Disciplined Capital Appreciation Fund ("Disciplined Capital Appreciation Fund") was deemed to be the accounting survivor of the reorganization.

In 2002, the Company designated three classes of Fund shares: Class A, Class C and Class I. All outstanding shares of the Disciplined Capital Appreciation Fund were redesignated as Class A shares effective on March 25, 2002. On February 1, 2006, pursuant to a Plan of Reorganization and Liquidation approved by the Class C shareholders, Class C shares were liquidated and holders of Class C shares received, as liquidation proceeds, Class A shares having a net asset value equal to the net asset value of their Class C shares at the time of the liquidation. Effective on February 1, 2006, the Company designated a new class of Fund shares known as Class D shares.

As a result of these transactions, the Fund currently has three classes of shares: Class A, Class D and Class I. The three classes differ principally in their respective distribution expenses and arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes.

Class A shares are subject to an initial maximum sales charge of 5.00% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Fund's prospectus. Class D shares became effective on February 1, 2006 and were first sold on April 12, 2006. Class D shares are subject to a contingent deferred sales charge ("CDSC") for redemptions made within 18 months of purchase, in accordance with the Fund's prospectus. The CDSC is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Class I shares became effective on March 25, 2002 and were first sold on April 3, 2002. Class I shares are subject to a CDSC for redemptions made within one year of purchase, in accordance with the Fund's prospectus. The CDSC is 0.35% of the lesser of the original purchase price or the value of shares being redeemed.

The Fund is managed by Catholic Financial Services Corporation (the "Adviser"). At the close of business on May 22, 2003, the Fund acquired, through a non-taxable reorganization, substantially all of the net assets of The Catholic Values Investment Trust Equity Fund ("CVIT").

2. SIGNIFICANT ACCOUNTING POLICIES
----------------------------------

The following is a summary of significant accounting policies consistently followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (i.e., GAAP).

A) INVESTMENT VALUATION

Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"). Other securities traded on the national securities exchange are valued at the last sales price on the exchange where primarily traded. Exchange-traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets other than NASDAQ are valued at the latest bid prices. Debt securities (other than short-term obligations) are valued at prices furnished by a pricing service, subject to review by the Funds' Adviser. Short-term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value. Securities for which quotations are not readily available and other assets are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Directors.

Securities not currently traded or those for which the NOCP, last sales price or bid price, as the case may be, is deemed unreliable are valued at fair value as determined in good faith under procedures approved by the Board of Directors.
If the event occurs that will affect the value of a Fund's portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management has recently begun to evaluate the application of the statement to the Fund, and is not in a position at this time to evaluate the significance of its impact, if any, on the Fund's financial statements.

B) STOCK INDEX FUTURES CONTRACTS

The Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. The Fund's exposure on a futures contract is equal to the amount paid for the contract by the Fund.

C) FEDERAL INCOME TAXES

The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been recorded.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more likely than not" of being sustained by the applicable tax authority. A tax position that meets the more likely than not threshold is measured to determine the amount of benefit or expense to recognize in the financial statements. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and whether it will have any impact on the Funds' financial statements.

D) DISTRIBUTIONS TO SHAREHOLDERS

The Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

The tax character of distributions paid during the years ended September 30, 2006 and 2005 were as follows:

                                               Equity Fund
                               -------------------------------------------
                                    For the                  For the
                                   Year Ended               Year Ended
                               September 30, 2006       September 30, 2005
                               ------------------       ------------------
Ordinary Income                     $560,595                 $408,486
Long-term Capital Gains                   --                       --

Due to inherent differences in the recognition of income, expenses and realized gains/losses under GAAP and federal income tax purposes, permanent differences between book and tax basis of reporting have been identified and appropriately reclassified on the Statements of Assets and Liabilities. As a result of these permanent differences, undistributed investment income decreased by $16,798 and undistributed net realized loss on investments sold and futures contracts decreased by $16,798.

As of September 30, 2006, the Fund had net capital loss carryforwards of $871,838 that will expire in varying amounts through 2010 ($757,547 in 2008, $108,803 in 2009, $5,488 in 2010). To the extent the Fund realizes future net capital gains, those gains will be offset by any unused capital loss carryforwards, subject to certain IRS limitations.

As of September 30, 2006, the components of capital on a tax basis were as follows:

Cost of investments                                        $51,718,799
                                                           -----------
                                                           -----------
Gross unrealized appreciation                              $ 8,800,848
Gross unrealized depreciation                               (1,942,980)
                                                           -----------
Net unrealized appreciation/depreciation                   $ 6,857,868
                                                           -----------
                                                           -----------
Undistributed ordinary income                              $   511,664
Undistributed long-term capital gain                           427,380
                                                           -----------
Total distributable earnings                               $   939,044
                                                           -----------
                                                           -----------
Other accumulated gain/losses                              $  (873,603)
                                                           -----------
Total accumulated earnings/losses                          $ 6,923,309
                                                           -----------
                                                           -----------

The Fund designates 100% of dividends declared from net investment income during the fiscal year ended September 30, 2006 as qualified income under Jobs and Growth Tax Relief Reconciliation Act of 2003 (unaudited).

For corporate shareholders in the Fund, the percentage of ordinary dividend income distributed for the year ended September 30, 2006, which is designated as qualifying for the dividends-received deduction, is 100% (unaudited).

For foreign shareholders in the Fund, for the year ended September 30, 2006, 2.31% of the ordinary distributions paid by The Catholic Equity Fund qualify as interest related dividends under the Internal Revenue Code Section 871(k)(1)(c) (unaudited).

E) EXPENSES

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Equity Fund are allocated between each class' respective net assets when appropriate. Fees paid under the Distribution Plan (the "Plan") are borne by the specific class of shares of the Equity Fund to which the Distribution Plan applies.

F) OTHER

For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds.

Income Recognition - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

The preparation of financial statements in conformity with accounting principles generally accepted in the Untied States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
----------------------------------------------------------------

The Fund has entered into an agreement with the Adviser, with whom certain Officers and Directors of the Fund are affiliated, to furnish investment advisory services to the Fund. The terms of the agreement are as follows:

The Fund pays the Adviser a monthly fee at the annual rate of 0.50% of the Fund's average daily net assets. Pursuant to a voluntary reimbursement and fee waiver, the Adviser waived its management fee and/or reimbursed the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses did not exceed 0.60%, 0.85% and 0.35% of the average daily net assets of Fund - Class A, Class C and Class I shares, respectively, through January 31, 2006. Pursuant to an expense cap agreement, the Adviser contractually committed to waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses would not exceed 1.00%, 1.75% and 0.60% of the average daily net assets of Fund - Class A, Class D and Class I shares, respectively, from February 1, 2006 through the end of the Fund's current fiscal year end September 30, 2006. During that period, the Advisor voluntarily reimbursed expenses in an additional amount sufficient to cap the expense ratios of the three classes at an annualized rate of 0.85% for Class A shares, 1.60% for Class D shares and 0.60% for Class I shares.

Until January 31, 2006, Mellon Equity Associates, LLP ("Mellon") served as sub-adviser to the Fund. The annual rates of the fees, payable from fees paid to the Adviser, as a percent of average daily net assets under the sub-advisory agreement were as follows: 0.12% on the first $50 million; 0.06% of the Fund's average daily net assets in excess of $50 million.

As of February 1, 2006, pursuant to shareholder approval, the Adviser entered into a sub-advisory agreement with Ziegler Capital Management, LLC ("ZCM"). The annual rates of the fees, payable from fees paid to the Adviser, as a percent of average daily net assets under the sub-advisory agreement are as follows: 0.20% on the first $250 million of the Fund's average daily net assets; 0.18% of the Fund's average daily net assets above $250 million and up to $500 million; and 0.15% of the Fund's average daily net assets in excess of $500 million.

For the year ended September 30, 2006, expenses of $473,108 were reimbursed by the Adviser. The Adviser may terminate or adjust the waiver and expense reimbursement at any time after September 30, 2006.

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, the Fund may pay annually up to 0.25% and 1.00% of its net assets associated with Class A and Class D shares, respectively, to finance certain activities relating to the distribution of its shares to investors. For the year ended September 30, 2006, 12b-1 distribution expenses of $28,385 and $47 were paid with respect to Class A and Class D shares, respectively. These expenses were remitted to the Adviser, who also serves as distributor for the shares of the Fund.

The Adviser also received sales charges from the sale of Class A shares of $30,474 for the year ended September 30, 2006. There were no CDSC paid to the Adviser for the redemption of Class D or Class I shares during the year ended September 30, 2006. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS
-----------------------------

Transactions of shares of the Fund were as follows:

THE CATHOLIC EQUITY FUND - CLASS A SHARES

                                                   For the Year Ended                      For the Year Ended
                                                   September 30, 2006                      September 30, 2005
                                               --------------------------              --------------------------
                                               Amount              Shares              Amount              Shares
                                               ------              ------              ------              ------
Shares sold                                  $1,184,896           114,488            $1,545,817           162,985
Shares transferred from
  Class C reorganization
  and liquidation (Note 1)                    3,535,673           347,657                    --              --
Shares issued to holders in
  reinvestment of distributions                  69,964             6,927                72,993            7,517
Shares redeemed                              (1,234,902)         (118,592)             (828,294)          (86,835)
                                             ----------          --------            ----------           -------
     NET INCREASE                            $3,555,631           350,480              $790,516            83,667
                                             ----------          --------            ----------           -------
                                             ----------          --------            ----------           -------

THE CATHOLIC EQUITY FUND - CLASS C SHARES

                                                   For the Year Ended                      For the Year Ended
                                               September 30, 2006(1)<F25>                  September 30, 2005
                                               --------------------------              --------------------------
                                               Amount              Shares              Amount              Shares
                                               ------              ------              ------              ------
Shares sold                                     $83,658             8,376            $245,364              21,908
Shares transferred from
  Class C reorganization
  and liquidation (Note 1)                   (3,535,673)         (347,006)                 --                  --
Shares issued to holders in
  reinvestment of distributions                  12,605             1,246              15,991               1,649
Shares redeemed                                (178,142)          (17,943)           (447,457)            (43,891)
                                            -----------          --------           ---------             -------
     NET DECREASE                           $(3,617,552)         (355,327)          $(186,102)            (20,334)
                                            -----------          --------           ---------             -------
                                            -----------          --------           ---------             -------

(1)<F25>  Class C shares were liquidated as of January 24, 2006.

THE CATHOLIC EQUITY FUND - CLASS D SHARES

                                                   For the Year Ended
                                                   September 30, 2006
                                               --------------------------
                                               Amount              Shares
                                               ------              ------
Shares sold                                     $11,000             1,092
Shares issued to holders in
  reinvestment of distributions                      --                --
Shares redeemed                                      --                --
                                                -------             -----
     NET INCREASE                               $11,000             1,092
                                                -------             -----
                                                -------             -----

THE CATHOLIC EQUITY FUND - CLASS I SHARES

                                                   For the Year Ended                      For the Year Ended
                                                   September 30, 2006                      September 30, 2005
                                               --------------------------              --------------------------
                                               Amount              Shares              Amount              Shares
                                               ------              ------              ------              ------
Shares sold                                 $15,344,836         1,498,620          $3,538,262             372,855
Shares issued to holders in
  reinvestment of distributions                 313,569            31,047             307,636              31,682
Shares redeemed                              (1,743,147)         (166,691)           (385,646)            (41,969)
                                            -----------         ---------          ----------             -------
     NET INCREASE                           $13,915,258         1,362,976          $3,460,252             362,568
                                            -----------         ---------          ----------             -------
                                            -----------         ---------          ----------             -------

5. INVESTMENT TRANSACTIONS
--------------------------

The aggregate purchases and sales of securities, excluding short-term investments for the Fund, for the year ended September 30, 2006 were $60,767,843 and $46,064,214 respectively. There were no purchases and sales of U.S. government securities for the Fund.

Transactions in futures contracts for the year ended September 30, 2006 were as follows:

                                                       Equity Fund
                                           ------------------------------------
                                           Number of           Aggregate Face
                                           Contracts         Value of Contracts
                                           ---------         ------------------
Outstanding at beginning of year               8               $   745,730
Contracts opened                              29                 2,108,225
Contracts closed                             (36)               (2,788,450)
                                             ---               -----------
Outstanding at end of year                     1               $    65,505
                                             ---               -----------
                                             ---               -----------

6. GUARANTEES AND INDEMNIFICATIONS
----------------------------------

In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                                        THE CATHOLIC FUNDS, INC.

To the Board of Directors and Shareholders of The Catholic Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Catholic Equity Fund (constituting The Catholic Funds, Inc., hereinafter referred to as the "Fund") at September 30, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2006 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
November 15, 2006

DIRECTORS AND OFFICERS (UNAUDITED)

                                                        THE CATHOLIC FUNDS, INC.

                                                                                                        Number of
                                                                                                        Portfolios   Other
                              Position(s)       Term of Office                                          in Complex   Directorships
Name, Address and             Held with         and Length of          Principal Occupation(s)          Overseen by  Held by
Date of Birth                 CFI               Time Served            During Past 5 Years              Director     Director
-----------------             -----------       --------------         -----------------------          -----------  -------------
INDEPENDENT DIRECTORS:
----------------------
Thomas A. Bausch, PhD         Director          Indefinite,            Professor of Management,              1       None
1100 W. Wells St.                               until successor        Marquette University since 1978.
Milwaukee, WI  53233                            elected.
06/06/1938
                                                Since 1999

J. Michael Borden             Director          Indefinite,            Chief Executive Officer,              1       Trustee,
1100 W. Wells St.                               until successor        HUFCOR since 1978.                            Jefferson Fund
Milwaukee, WI  53233                            elected.                                                             Group
12/21/1936                                                                                                           Mutual Funds
                                                Since 1999

Daniel R. Doucette            Director          Indefinite,            President and CEO Milwaukee           1       None
1100 W. Wells St.                               until successor        Insurance since 1989.
Milwaukee, WI  53233                            elected.
09/03/1949
                                                Since 1999

Thomas J. Munninghoff         Director          Indefinite,            CPA-Munninghoff, Lange and Co.        1       None
1100 W. Wells St.                               until successor        (Accounting Firm) since 1983.
Milwaukee, WI  53233                            elected.
08/27/1947
                                                Since 1999

Conrad L. Sobczak             Director          Indefinite,            Retired; President and CEO,           1       None
1100 W. Wells St.                               until successor        Family Health Systems
Milwaukee, WI  53233                            elected.               (1987 to 1998).
10/20/1938
                                                Since 1999

Bernard E. Reidy              Director          Indefinite,            Delegate, Administration and          1       None
1100 W. Wells St.                               until successor        Finance, Archdiocese of New York
Milwaukee, WI  53233                            elected.               Investment Consultant, Advisors
03/24/1942                                                             One (2004 to 2005)
                                                Since 2005             Registered Representative, Jefferson
                                                                       Pilot Securities (2001 to 2004)

Amelia E. Macareno            Director          Indefinite,            Senior Vice President Commercial      1       None
1100 W. Wells St.                               until successor        Lending, Merchants & Manufacturers
Milwaukee, WI  53233                            elected.               Bancorporation, Inc.
10/05/1958
                                                Since 2005

INTERESTED DIRECTORS:
---------------------
Daniel J. Steininger(1)<F26>  Director,         Indefinite,            CEO-Catholic Knights                  1       None
1100 W. Wells St.             Chairman of       until successor        since 1981.
Milwaukee, WI  53233          the Board,        elected
05/01/1945                    President
                                                Since 1999

Allan G. Lorge(1)<F26>        Director,         Indefinite,            CFO-Catholic Knights                  1       None
1100 W. Wells St.             Vice President,   until successor        since 1986.
Milwaukee, WI  53233          Secretary, Chief  elected
12/09/1949                    Financial Officer
                              and Chief         Since 1999
                              Compliance
                              Officer

OFFICERS:
---------
Mark Forbord                  Controller        One year term,         Senior Financial Analyst-             n/a     n/a
1100 W. Wells St.                               Subject to election    Catholic Knights
Milwaukee, WI 53233                             by Board of Directors  Since 1995.
01/21/1954                                      or until successor
                                                is elected.
                                                Since 1999

Jeffrey J. Bauman             Treasurer         One year term,         Chief Investment Officer,             n/a     n/a
1100 W. Wells St.                               subject to election    Catholic Knights since 2006.
Milwaukee, WI  53233                            by Board of
06/23/1973                                      Directors or until
                                                successor is elected.
                                                Since 2006

Additional information about the Fund's directors is available in the Statement of Additional Information and is available, without charge, upon request, by calling 1-877-222-2402.

(1)<F26> Messrs. Steininger and Lorge are considered to be "interested persons" (as defined in the 1940 Act) of The Catholic Funds, Inc. by virtue of their positions with Catholic Knights and Catholic Financial Services Corporation.

                      A NOTE ON FORWARD-LOOKING STATEMENTS

Except for historical information contained in this annual report for The Catholic Funds, Inc., the matters discussed in these reports may constitute forward-looking statements made pursuant to the safe harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser, subadviser and/or portfolio manager prediction, assessment, analysis or outlook for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to general risks described for the Fund in the current prospectus, other factors bearing on these reports include the accuracy of the forecasts and predictions and the appropriateness of the investment strategies designed by the adviser, any subadviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

BOARD OF DIRECTORS
------------------
Daniel Steininger,
Chairman of the Board
Thomas Bausch
J. Michael Borden
Daniel Doucette
Allan Lorge
Amelia Macareno
Thomas Munninghoff
Bernard Reidy
Conrad Sobczak

OFFICERS
--------
Daniel Steininger, President
Allan Lorge,
Vice President, Secretary, Chief Financial
  Officer and Chief Compliance Officer
Jeffrey Bauman, Treasurer
Mark Forbord, Controller

INVESTMENT ADVISER
------------------
Catholic Financial Services Corporation
1100 West Wells Street
Milwaukee, WI  53233

SUBADVISER
----------
Ziegler Capital Management, LLC
250 East Wisconsin Avenue, Suite 2000
Milwaukee, WI  53202

LEGAL COUNSEL
-------------
Quarles & Brady LLP

CUSTODIAN
---------
U.S. Bank, N.A.

TRANSFER AGENT
--------------
U.S. Bancorp Fund Services, LLC

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
---------------------------------------------
PricewaterhouseCoopers LLP

SHAREHOLDER SERVICES
--------------------
The Catholic Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
P.O. Box 710
Milwaukee, WI  53201-0701

THE CATHOLIC
FRATERNAL ALLIANCE
------------------
Catholic Knights
Daniel Steininger, President
1100 West Wells Street
Milwaukee, WI  53233

Catholic Order of Foresters
David E. Huber, High Chief Ranger
355 Shuman Boulevard
P.O. Box 3012
Naperville, IL  60566-7012

Catholic Union of Texas (The KJT)
Elo J. Goerig, President
P.O. Box 297
LaGrange, TX  78945

 The Fund's Statement of Additional Information contains additional information about the Fund's Directors and is available without charge upon request by calling 1-877-222-2402.

  The Fund's Proxy Voting Policies and Procedures are available without charge upon request by calling 1-877-222-2402, on the Fund's website, www.catholicfunds.com, or on the SEC's website, at www.sec.gov. Information
  ---------------------                              -----------
regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2006 is available, without charge, upon request, on or through the Fund's website, at www.catholicfunds.com, and on the SEC's
                                     ---------------------
                            website, at www.sec.gov.
                                        -----------

The Fund files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Form N-Q will be available without charge, upon request, by calling 1-877-222-2402, on the Fund's website, at www.catholicfunds.com, and on the SEC's website, at www.sec.gov.
              ---------------------                               -----------
   You may also review and copy the Form N-Q for the Fund at the SEC's Public Reference Room in Washington, DC. You may get information about the operation of the Public Reference Room by calling 1-800-SEC-0330.

     This report is intended for shareholders of The Catholic Funds. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Catholic Church has not sponsored or endorsed The Catholic Funds nor approved or disapproved of the Funds as an investment.

                 (CATHOLIC FINANCIAL SERVICES CORPORATION LOGO)
                        GIVING VOICE TO CATHOLIC VALUES

                  1100 West Wells Street o Milwaukee, WI 53233
                                 1-414-278-6550
                              Member NASD and SIPC
              The Catholic Funds are not available in all states.

ITEM 2.  CODE OF ETHICS

     As of the end of the period covered by this Report on Form N-CSR, the Registrant has adopted a Code of Ethics that applies to the Registrant's principal executive officer, principal financial officer and principal accounting officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

     The Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. Thomas Munninghoff, a director of the Registrant since its commencement of operations in 1999, has been determined to be an audit committee financial expert and he is "independent" within the meaning of Item 3(a)(2) of Form N-CSR. Mr. Munninghoff is the President and Audit Principal for the accounting firm of Munninghoff, Lange & Co., with which he has served in various capacities since 1983. Mr. Munninghoff is a Certified Public Accountant.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

     The following table sets forth information as to the fees billed to the Registrant for audit, audit-related, tax and other services and products provided by PricewaterhouseCoopers LLP, the Registrant's principal accountant, for each of the last two fiscal years.

                                       FISCAL YEAR ENDED SEPTEMBER 30,
                                       -------------------------------

                                          2005                  2006
                                          ----                  ----
Audit Fees(1)<F27>                      $21,400                $23,000
Audit-Related Fees(2)<F28>              $   -0-                $   -0-
Tax Fees(3)<F29>                        $ 3,800                $ 4,100
All Other Fees(4)<F30>                  $   -0-                $   -0-
                                        -------                -------
TOTAL                                   $25,200                $27,100
                                        -------                -------
                                        -------                -------

(1)<F27> This category relates to professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.
(2)<F28> This category relates to assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under "Audit Fees" above.
(3)<F29> This category relates to professional services rendered by the principal accountant for tax compliance, tax advice and tax
           planning.   For 2005 and 2006, PricewaterhouseCoopers LLP assisted
           in the preparation of tax returns for the Registrant and also reviewed the Registrant's dividend calculation to assure compliance with Subchapter M of the Internal Revenue Code of 1986.
(4)<F30> This category relates to products and services provided by the principal accountant other than those reported under "Audit Fees," "Audit-Related Fees," and "Tax Fees" above.

     PricewaterhouseCoopers LLP did not bill any amounts over the last two fiscal years for services or products provided to Catholic Financial Services Corporation ("CFSC"), the Registrant's investment advisor, or any entity controlling, controlled by or under common control with CFSC that provides ongoing services for the Registrant.

     The audit committee of the Registrant's Board of Directors selected PricewaterhouseCoopers LLP and approved all of the audit and non-audit services that were provided and the fees that were paid in each of 2005 and 2006. The audit committee of the Registrant's Board of Directors has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the Registrant. The audit committee itself must approve all such services in advance. No non-audit services were provided to the Registrant with respect to the past two fiscal years pursuant to a waiver from the pre-approval requirement that were subsequently approved by the audit committee under para-graph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

     Not applicable to this Registrant, insofar as the Registrant is not a "listed issuer" within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  SCHEDULE OF INVESTMENTS

     The Schedule of Investments in securities of unaffiliated issuers is included in the Registrant's Annual Report to Shareholders dated as of September 30, 2006 provided under Item 1 of this Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

     Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITIES HOLDERS

     Not applicable insofar as the Registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the Registrant's Board of Directors adopted the resolution disclosed in the Registrant's semi-annual report on Form N-CSR for the period ended March 31, 2004.

ITEM 11.  CONTROLS AND PROCEDURES

     (a)  Disclosure Controls and Procedures.  Within 90 days prior to the
          ----------------------------------
filing of this Report on Form N-CSR, the Registrant's President (Principal Executive Officer) and its Chief Financial Officer (Principal Financial Officer) reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) of the Investment Company Act of 1940) and evaluated their effectiveness. Based on their evaluation, such officers determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the Registrant in this Report on Form N-CSR is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and forms.

     (b)  Change in Internal Controls.  There were no changes in the
          ---------------------------
Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS

     The following exhibits are attached to this Form N-CSR:

EXHIBIT NO.         DESCRIPTION OF EXHIBIT
-----------         ----------------------
12(a)(1)            The Code of Ethics for the Registrant's Principal
                    Executive Officer, Principal Financial Officer, and
                    Principal Accounting Officers referred to in Item 2 was filed as Exhibit 12(a)(1) to the Registrant's
                    Certified Shareholder Report on Form N-CSR filed on
                    December 2, 2003, and is incorporated herein by reference.

12(a)(2)(A)         Certification of Principal Executive Officer
                    Required by Section 302 of the Sarbanes-Oxley Act of
                    2002 is filed herewith

12(a)(2)(B)         Certification of Principal Financial Officer
                    Required by Section 302 of the Sarbanes-Oxley Act of
                    2002 is filed herewith

12(b) Certification of Chief Executive Officer and Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002 is furnished herewith

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 4th day of December, 2006.

                                   THE CATHOLIC FUNDS, INC.

                                   By:  /s/  Daniel Steininger
                                        ----------------------------
                                        Daniel Steininger, President

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 4th day of December, 2006.

                                   By:  /s/  Daniel Steininger
                                        ----------------------------
                                        Daniel Steininger, President
                                        (Principal Executive Officer)

                                   By:  /s/  Allan G. Lorge
                                        -------------------------------
                                        Allan G. Lorge, Vice President,
                                        Secretary and Chief Financial
                                        Officer (Principal Financial Officer)